TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Tangible fixed assets	NOTE 10 – TANGIBLE FIXED ASSETS

USDm	2024	2023	2022
LAND AND BUILDINGS
Cost:
Balance as of January 01	14.6	12.0	10.9
Exchange rate adjustment	(0.2)	(0.2)	(0.3)
Additions	5.6	4.4	0.3
Additions from business combinations	—	—	1.1
Disposals	(2.4)	(1.6)	—
Balance as of December 31	17.6	14.6	12.0

Depreciation:
Balance as of January 01	9.1	8.2	6.1
Exchange rate adjustment	0.2	—	(0.2)
Disposals	(2.3)	(1.6)	—
Depreciation for the year	2.5	2.5	2.3
Balance as of December 31	9.5	9.1	8.2

Carrying amount as of December 31	8.1	5.5	3.8

USDm	2024	2023	2022
VESSELS AND CAPITALIZED DRY-DOCKING
Cost:
Balance as of January 01	2,622.1	2,421.2	2,443.3
Additions	792.7	476.0	77.2
Disposals	(20.7)	(31.9)	(14.2)
Transferred from prepayments	197.5	40.6	55.1
Transferred to assets held for sale	(90.7)	(283.8)	(140.2)
Balance as of December 31	3,500.9	2,622.1	2,421.2

Depreciation:
Balance as of January 01	536.3	543.8	475.0
Disposals	(20.7)	(31.9)	(14.2)
Depreciation for the year	186.7	143.7	133.7
Transferred to assets held for sale	(41.7)	(119.3)	(50.7)
Balance as of December 31	660.6	536.3	543.8

Impairment:
Balance as of January 01	15.6	21.5	30.5
Impairment losses on tangible fixed assets¹⁾	—	—	2.7
Transferred to assets held for sale	(2.0)	(5.9)	(11.7)
Balance as of December 31	13.6	15.6	21.5

Carrying amount as of December 31	2,826.7	2,070.2	1,855.9
¹⁾ For additional information regarding impairment considerations, please refer to Note 12
NOTE 10 – continued
Included in the carrying amount for “Vessels and capitalized dry-docking” are capitalized dry-docking costs in the amount of USD
108.2m (2023: USD 75.1m, 2022: USD 50.1m).
Included in the carrying amount for “Vessels and capitalized dry-docking” are vessels on time charter leases (as lessor) in the amount of
USD 395.5m (2023: 169.8m, 2022: 13.7m). Please refer to Note 23 for expected redelivery of the vessels.
In 2024 TORM took delivery of 19 (2023: 5, 2022: 0) vessels in connection with partly share-based transactions for a total purchase price of USD 864.5m (2023: USD 173.0m, 2022: 0.0m), of which USD 86.0m was paid in 2023. The fair value of the vessels is based on the market approach which considers the valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels. The shipbrokers’ primary input is deadweight tonnage, yard, and age of the vessel. The fair value assumes that the vessels are in good and seaworthy condition and with prompt, charter-free delivery.

USDm	2024	2023	2022
PREPAYMENTS ON VESSELS
Cost:
Balance as of January 01	86.0	—	12.0
Additions	111.5	126.6	43.1
Transferred to vessels	(197.5)	(40.6)	(55.1)
Balance as of December 31	—	86.0	—

Carrying amount as of December 31	—	86.0	—

USDm	2024	2023	2022
OTHER PLANT AND OPERATING EQUIPMENT
Cost:
Balance as of January 01	11.2	10.5	9.3
Exchange rate adjustment	(0.1)	—	(0.2)
Additions	1.3	1.3	0.8
Additions from business combinations	—	—	1.6
Disposals	(6.5)	(0.6)	(0.7)
Transfers	—	—	(0.3)
Balance as of December 31	5.9	11.2	10.5

Depreciation:
Balance as of January 01	6.8	4.9	3.0
Exchange rate adjustment	(0.1)	—	(0.2)
Disposals	(5.9)	(0.6)	(0.6)
Depreciation for the year	1.8	2.5	2.8
Transfers	—	—	(0.1)
Balance as of December 31	2.6	6.8	4.9

Carrying amount as of December 31	3.3	4.4	5.6

NOTE 10 – continued
For information on assets provided as collateral security, please refer to Note 21. Please refer to Note 12 for information on impairment testing.
The depreciation expense related to “Other plant and operating equipment” of USD 1.8m relates to “Administrative expense” (2023:
USD 2.5m, 2022: USD 2.8m). Depreciation and impairment losses on tangible fixed assets on “Vessels and capitalized dry-docking”
relate to operating expenses.
Accounting Policies
Vessels
Vessels consist of owned vessels and vessels financed via sale and leaseback transactions. Vessels  are measured at cost less accumulated depreciation and accumulated impairment losses. Costs comprise acquisition costs and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expenses incurred during the period of construction. In partly share-based acquisitions, vessels are measured at fair value at the delivery date, where the purchase price is compared to valuations from two internationally acknowledged shipbrokers with appropriate qualifications and recent experience in the valuation of vessels and adjusted if a material difference is identified. All major components of vessels (scrubbers, etc.) except for dry-docking costs are depreciated on a straight-line basis to the estimated residual value over their estimated useful life. Different drivers such as
TORM’s short and long-term climate targets, the revised IMO’s Green House Gas Strategy, and other new regulation and policies with increased focus on carbon reduction on both short and long-term impact the determination of the estimated useful life.
Considering the different drivers, TORM estimates the useful life to be 25 years for newbuildings - in line with previous years and with what is used by other shipowners with comparable tonnage. Depreciation is based on costs less the estimated residual value.
Residual value is estimated as the lightweight tonnage of each vessel multiplied by the recycling prices per ton. TORM has completed phasing in green recycling prices in the calculation of residual values by applying a weighted average of green recycling and conventional recycling prices, while using a 3-year average to limit volatility. The useful life and the residual value of the vessels are reviewed at least at each financial year-end based on market conditions, regulatory requirements, and TORM’s business plans.
TORM also evaluates the carrying amounts to determine if events have occurred which indicate impairment and would require a modification of the carrying amounts at the reporting date. Prepayment on vessels is measured at costs incurred.
Dry-docking
Approximately every 24 and 60 months, depending on the nature of work and external requirements, the vessels are required to undergo planned dry-dockings for replacement of certain components, major repairs, and major maintenance of other components, which cannot be carried out while the vessels are operating. These dry-docking costs are capitalized and depreciated on a straight-line basis over the estimated period until the next dry-docking. The residual value of such components is estimated at nil. The useful life of the dry-docking costs is reviewed at least at each financial year-end based on market conditions, regulatory requirements, and TORM’s business plans.
A portion of the cost of acquiring a new vessel is allocated to the components expected to be replaced or refurbished at the next dry-
docking. Depreciation thereof is carried over the period until the next dry-docking. For newbuildings, the initial dry-docking asset is estimated based on the expected costs related to the first-coming dry-docking, which again is based on experience and history of similar vessels. For second-hand vessels, a dry-docking asset is also segregated and capitalized separately, taking into account the normal docking intervals of the vessels.
At subsequent dry-dockings, the costs comprise the actual costs incurred at the dry-docking yard. Dry-docking costs may include the cost of hiring crews to carry out replacements and repairs, the cost of parts and materials used, the cost of travel, lodging and supervision of Company personnel as well as the cost of hiring third-party personnel to oversee a dry-docking. Dry-docking activities include, but are not limited to, the inspection, service on turbocharger, replacement of shaft seals, service on boiler, replacement of hull anodes, applying of anti-fouling and hull paint, steel repairs as well as refurbishment and replacement of other parts of the vessel.
Prepayments on vessels
Prepayments consist of prepayments related to the purchase of second-hand vessels not yet delivered and to newbuilding contracts for vessels not yet delivered which also include the share of borrowing costs directly attributable to the acquisition of the underlying vessel.
When a vessel is delivered, the prepaid amount is reallocated to the financial statement line “Vessels and capitalized dry-docking”.
NOTE 10 – continued
Land and buildings and other plant and operating equipment
Land and buildings and other plant and operating equipment consist of leaseholds regarding office buildings, leasehold improvements, company cars, IT equipment, and software and is measured at historical cost less accumulated depreciation and any impairment loss.
Any subsequent cost is included in the asset’s carrying amount or recognized as a separate asset only when it is probable that future economic benefits are associated with the item and the cost of the item can be measured reliably. Depreciation is based on the straight-
line method over the estimated useful life of the assets. The current estimates are:
•Land and buildings
•Office buildings: Over the shorter of the remaining leasing term and the estimated useful life
•Leasehold improvements: Over the shorter of the remaining leasing term and the estimated useful life
•Other plant and operating equipment
•Company cars: Over the lease term, typically 3 years
•IT equipment: 3–5 years
•Software: 3–5 years
•Other equipment 3–15 years
The depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by the Management. For a right-of-use asset, depreciation commences at the commencement date of the lease.
Assets held for sale
Assets are classified as held-for-sale if the carrying amount will be recovered principally through a sales transaction rather than through continuing use. This condition is regarded as met only when the asset is available for immediate sale in its present condition subject to terms which are usual and customary for sales of such assets, and when its sale is highly probable. The Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.
Assets held for sale mainly refer to vessels being sold and are measured at the lower of their previous carrying amount and fair value less costs to sell. Gains are recognized on delivery to the new owners in the income statement in the item “Profit from sale of vessels”.
Anticipated losses are recognized at the time when the asset is classified as held-for-sale in the item “Impairment losses on tangible and intangible assets”.